As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.42%
	COMMERCIAL SERVICES - 1.56%
	Professional Services - 1.56%
30,000	Manpower, Inc.	$1,421,100

	Total Commercial Services (Cost $1,199,536)	1,421,100

	CONSUMER DISCRETIONARY - 13.26%
	Auto Components - 1.42%
85,000	Cooper Tire & Rubber Co.	1,293,700

	Hotels, Restaurants & Leisure - 0.81%
25,000	Royal Caribbean Cruises Ltd. (b)	735,750

	Household Durables - 2.46%
45,000	M.D.C. Holdings, Inc.	1,160,550
14,000	Whirlpool Corp.	1,076,040
		2,236,590
	Leisure Equipment & Products - 1.05%
26,000	Hasbro, Inc.	954,720

	Media - 3.11%
42,000	Comcast Corp. - Class A	1,260,420
36,000	Walt Disney Co.	1,576,080
		2,836,500
	Specialty Retail - 3.69%
25,000	Home Depot, Inc.	1,257,750
70,000	Stage Stores, Inc.	1,136,800
60,000	Staples, Inc.	970,800
		3,365,350
	Textiles, Apparel & Luxury Goods - 0.72%
40,000	Delta Apparel, Inc. (a)(c)	657,200

	Total Consumer Discretionary (Cost $9,428,774)	12,079,810

	CONSUMER STAPLES - 5.41%
	Food & Staples Retailing - 1.98%
30,000	Walgreen Co.	1,004,700
13,000	Wal-Mart Stores, Inc.	795,600
		1,800,300
	Food Products - 3.43%
38,000	Archer-Daniels-Midland Co.	1,203,080
27,000	Kraft Foods, Inc. - Class A	1,026,270
47,000	Tyson Foods, Inc. - Class A	900,050
		3,129,400
	Total Consumer Staples (Cost $3,503,995)	4,929,700

	ENERGY - 13.25%
	Energy Equipment & Services - 1.40%
7,700	Diamond Offshore Drilling, Inc. (c)	513,975
50,000	Weatherford International Ltd. (a)(b)	754,500
		1,268,475
	Marine Shipping - 1.26%
75,000	Ship Finance International Ltd. (b)(c)	1,147,500

	Oil, Gas & Consumable Fuels - 9.28%
10,000	Apache Corp.	1,004,400
39,500	Chesapeake Energy Corp.	915,215
20,000	Eni S.p.A - ADR (c)	936,400
15,000	Exxon Mobil Corp.	1,300,950
36,000	Marathon Oil Corp.	1,141,200
25,000	Marathon Petroleum Corp.	1,084,000
60,000	Nexen, Inc. (b)	1,101,000
19,000	Total SA - ADR	971,280
		8,454,445
	Oilfield Services/Equipment - 1.31%
25,000	Bristow Group, Inc.	1,193,250

	Total Energy (Cost $9,081,893)	12,063,670

	FINANCIALS - 11.99%
	Capital Markets - 3.43%
20,000	Ameriprise Financial, Inc.	1,142,600
35,000	Bank of New York Mellon Corp.	844,550
40,000	Credit Suisse Group AG - ADR	1,140,400
		3,127,550
	Commercial Banks - 3.55%
40,000	BB&T Corp.	1,255,600
80,000	TCF Financial Corp. (c)	951,200
30,000	Wells Fargo & Co.	1,024,200
		3,231,000
	Diversified Financial Services - 1.51%
30,000	JPMorgan Chase & Co.	1,379,400

	Insurance - 2.35%
40,000	Protective Life Corp.	1,184,800
15,000	Prudential Financial, Inc.	950,850
		2,135,650
	Real Estate Investment Trusts (REITs) - 1.15%
55,000	BioMed Realty Trust, Inc.	1,043,900

	Total Financials (Cost $7,644,883)	10,917,500

	HEALTH CARE - 11.18%
	Health Care Equipment & Supplies - 3.28%
18,000	Baxter International, Inc.	1,076,040
19,000	Covidien PLC (b)	1,038,920
93,668	Palomar Medical Technologies, Inc. (a)	874,859
		2,989,819
	Health Care Providers & Services - 4.46%
26,000	Aetna, Inc.	1,304,160
18,000	McKesson Corp.	1,579,860
20,000	Unitedhealth Group, Inc.	1,178,800
		4,062,820
	Life Sciences Tools & Services - 1.24%
20,000	Thermo Fisher Scientific, Inc. (a)	1,127,600

	Pharmaceuticals - 2.20%
20,000	Abbott Laboratories	1,225,800
14,000	Novartis AG - ADR	775,740
		2,001,540
	Total Health Care (Cost $6,173,612)	10,181,779

	INDUSTRIALS - 12.27%
	Aerospace & Defense - 4.08%
11,000	General Dynamics Corp.	807,180
13,000	L-3 Communications Holdings, Inc.	920,010
11,000	Lockheed Martin Corp.	988,460
19,000	Raytheon Co.	1,002,820
		3,718,470
	Construction & Engineering - 2.08%
60,000	Tutor Perini Corp. (a)	934,800
22,500	URS Corp. (a)	956,700
		1,891,500
	Environmental Services - 1.15%
30,000	Waste Management Inc. (c)	1,048,800

	Machinery - 2.52%
50,000	Briggs & Stratton Corp. (c)	896,500
28,000	Eaton Corp.	1,395,240
		2,291,740
	Marine - 1.00%
216,632	Navios Maritime Holdings Inc. (b)	909,854

	Road & Rail - 1.44%
20,000	Norfolk Southern Corp.	1,316,600

	Total Industrials (Cost $9,656,075)	11,176,964

	INFORMATION TECHNOLOGY - 18.88%
	Communications Equipment - 1.51%
65,000	Cisco Systems, Inc.	1,374,750

	Computers & Peripherals - 4.67%
2,200	Apple Inc. (a)	1,318,834
20,000	Hewlett Packard Co.	476,600
50,000	Seagate Technology PLC (b)	1,347,500
70,000	Xyratex Ltd. (b)	1,113,700
		4,256,634
	Electronic Equipment, Instruments & Components - 1.72%
50,000	Benchmark Electronics, Inc. (a)	824,500
40,000	Ingram Micro, Inc. - Class A (a)	742,400
		1,566,900
	Internet Software & Services - 0.94%
175,000	United Online, Inc.	855,750

	IT Services - 1.60%
7,000	International Business Machines Corp.	1,460,550

	Semiconductors & Semiconductor Equipment - 3.72%
70,000	Alpha & Omega Semiconductor Ltd. (a)(b)	673,400
35,000	Intel Corp.	983,850
30,000	Microchip Technology, Inc. (c)	1,116,000
75,000	Stmicroelectronics N.V. - ADR	614,250
		3,387,500
	Software - 4.72%
70,000	Activision Blizzard, Inc.	897,400
136,000	American Software, Inc. - Class A	1,166,880
85,000	Compuware Corp. (a)	781,150
45,000	Microsoft Corp.	1,451,250
		4,296,680
	Total Information Technology (Cost $12,952,777)	17,198,764

	MATERIALS - 6.23%
	Chemicals - 2.24%
15,000	Celanese Corp. - Class A	692,700
15,000	E.I. Du Pont de Nemours and Co.	793,500
20,000	OM Group, Inc. (a)	550,200
		2,036,400
	Construction Materials - 0.47%
287,000	Smith-Midland Corp. (a)(e)	430,500

	Metals & Mining - 3.52%
15,000	BHP Billiton Ltd. - ADR	1,086,000
25,000	Freeport-McMoRan Copper & Gold, Inc.	951,000
75,000	Yamana Gold, Inc. (b)	1,171,500
		3,208,500
	Total Materials (Cost $3,651,907)	5,675,400

	TELECOMMUNICATION SERVICES - 3.18%
	Diversified Telecommunication Services - 3.18%
50,000	Nippon Telegraph & Telephone Corp. - ADR	1,131,000
150,000	Portugal Telecom, SGPS, S.A. - ADR	811,500
25,000	Verizon Communications, Inc.	955,750
		2,898,250
	Total Telecommunication Services (Cost $2,716,274)	2,898,250

	UTILITIES - 1.21%
	Multi-Utilities - 1.21%
20,000	DTE Energy Co.	1,100,600

	Total Utilities (Cost $942,579)	1,100,600

	TOTAL COMMON STOCKS (Cost $66,952,305)	89,643,537

	SHORT-TERM INVESTMENTS - 1.29%
	Money Market Fund - 1.29%
1,175,502	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.12% (d) (Cost $1,175,502)	1,175,502

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.00%
4,552,622	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.12% (d) (Cost $4,552,622)	4,552,622

	Total Investments (Cost ($72,680,429): 104.71%	95,371,661
	Liabilities in Excess of Other Assets: (4.71)%	(4,289,083)
	NET ASSETS: 100.00%	$91,082,578

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $4,552,622 at March 31, 2012.
(d) Rate shown is the 7-day yield as of March 31, 2012.
(e) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
See Note 3 in the Notes to Schedule of Investments.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor's Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.83%
	COMMERCIAL SERVICES - 1.20%
	Professional Services - 1.20%
4,000	Manpower, Inc.	$189,480

	Total Commercial Services (Cost $169,042)	189,480

	CONSUMER DISCRETIONARY - 14.81%
	Auto Components - 1.44%
15,000	Cooper Tire & Rubber Co.	228,300

	Household Durables - 3.37%
8,000	M.D.C. Holdings, Inc.	206,320
4,250	Whirlpool Corp.	326,655
		532,975
	Leisure Equipment & Products - 1.04%
4,500	Hasbro, Inc.	165,240

	Media - 4.10%
9,000	Comcast Corp. - Class A	270,090
5,000	Walt Disney Co.	218,900
18,000	World Wrestling Entertainment, Inc. - Class A	159,660
		648,650
	Specialty Retail - 4.86%
5,000	Home Depot, Inc.	251,550
14,000	Radioshack Corp.	87,080
12,500	Stage Stores, Inc.	203,000
14,000	Staples, Inc.	226,520
		768,150
	Total Consumer Discretionary (Cost $2,146,010)	2,343,315

	CONSUMER STAPLES - 5.82%
	Food & Staples Retailing - 2.33%
5,500	Walgreen Co.	184,195
3,000	Wal-Mart Stores, Inc.	183,600
		367,795
	Food Products - 3.49%
6,000	Archer-Daniels-Midland Co.	189,960
5,000	Kraft Foods, Inc. - Class A	190,050
9,000	Tyson Foods, Inc. - Class A	172,350
		552,360
	Total Consumer Staples (Cost $788,879)	920,155

	ENERGY - 10.85%
	Energy Equipment & Services - 0.97%
2,300	Diamond Offshore Drilling, Inc.	153,525

	Marine Shipping - 1.35%
14,000	Ship Finance International Ltd. (a)	214,200

	Oil, Gas & Consumable Fuels - 7.47%
1,400	Apache Corp.	140,616
6,000	Chesapeake Energy Corp.	139,020
3,800	Eni S.p.A - ADR	177,916
2,400	Exxon Mobil Corp.	208,152
6,500	Marathon Oil Corp.	206,050
3,250	Marathon Petroleum Corp.	140,920
3,300	Total SA - ADR	168,696
		1,181,370
	Oilfield Services/Equipment - 1.06%
3,500	Bristow Group, Inc.	167,055

	Total Energy (Cost $1,439,562)	1,716,150

	FINANCIALS - 12.43%
	Capital Markets - 2.71%
4,000	Ameriprise Financial, Inc.	228,520
7,000	Credit Suisse Group AG - ADR	199,570
		428,090
	Commercial Banks - 1.49%
7,500	BB&T Corp.	235,425

	Diversified Financial Services - 1.45%
5,000	JPMorgan Chase & Co.	229,900

	Insurance - 2.99%
10,000	Protective Life Corp.	296,200
2,800	Prudential Financial, Inc.	177,492
		473,692
	Investment Banks/Brokers - 1.26%
1,600	Goldman Sachs Group, Inc.	198,992

	Thrifts & Mortgage Finance - 2.53%
30,000	Hudson City Bancorp, Inc.	219,300
13,000	New York Community Bancorp, Inc.	180,830
		400,130
	Total Financials (Cost $1,852,948)	1,966,229

	HEALTH CARE - 9.11%
	Health Care Equipment & Supplies - 2.53%
3,500	Baxter International, Inc.	209,230
3,500	Covidien PLC (a)	191,380
		400,610
	Health Care Providers & Services - 2.93%
4,000	Aetna, Inc.	200,640
3,000	McKesson Corp.	263,310
		463,950
	Pharmaceuticals - 3.65%
3,700	Abbott Laboratories	226,773
5,500	Merck & Co., Inc.	211,200
2,500	Novartis AG - ADR	138,525
		576,498
	Total Health Care (Cost $1,014,670)	1,441,058

	INDUSTRIALS - 13.28%
	Aerospace & Defense - 3.65%
2,300	L-3 Communications Holdings, Inc.	162,771
2,500	Lockheed Martin Corp.	224,650
3,600	Raytheon Co.	190,008
		577,429
	Environmental Services - 1.32%
6,000	Waste Management Inc.	209,760

	Industrial Conglomerates - 1.07%
1,900	3M Co.	169,499

	Machinery - 2.77%
9,400	Briggs & Stratton Corp.	168,542
5,400	Eaton Corp.	269,082
		437,624
	Marine - 1.33%
50,000	Navios Maritime Holdings Inc. (a)	210,000

	Road & Rail - 1.04%
2,500	Norfolk Southern Corp.	164,575

	Trading Companies & Distributors - 2.10%
35,000	Aceto Corp.	332,150

	Total Industrials (Cost $1,733,973)	2,101,037

	INFORMATION TECHNOLOGY - 18.77%
	Communications Equipment - 2.52%
12,000	Cisco Systems, Inc.	253,800
14,000	Telefonaktiebolaget LM Ericsson - ADR	144,340
		398,140
	Computers & Peripherals - 3.58%
11,000	Seagate Technology PLC (a)	296,450
17,000	Xyratex Ltd. (a)	270,470
		566,920
	Electronic Equipment, Instruments & Components - 3.42%
12,000	Corning, Inc.	168,960
20,000	DDi Corp.	244,000
9,000	Wayside Technology Group, Inc.	127,890
		540,850
	Internet Software & Services - 1.04%
33,500	United Online, Inc.	163,815

	IT Services - 1.45%
1,100	International Business Machines Corp.	229,515

	Semiconductors & Semiconductor Equipment - 4.10%
10,000	Intel Corp.	281,100
5,600	Microchip Technology, Inc.	208,320
19,500	Stmicroelectronics N.V. - ADR	159,705
		649,125
	Software - 2.66%
14,000	Activision Blizzard, Inc.	179,480
7,500	Microsoft Corp.	241,875
		421,355
	Total Information Technology (Cost $2,290,549)	2,969,720

	MATERIALS - 6.88%
	Chemicals - 1.34%
4,000	E.I. Du Pont de Nemours and Co.	211,600

	Metals & Mining - 4.40%
2,500	BHP Billiton Ltd. - ADR	181,000
5,800	Freeport-McMoRan Copper & Gold, Inc.	220,632
2,700	Newmont Mining Corp.	138,429
10,000	Yamana Gold, Inc. (a)	156,200
		696,261
	Steel - 1.14%
4,200	Nucor Corp.	180,390

	Total Materials (Cost $833,510)	1,088,251

	TELECOMMUNICATION SERVICES - 3.55%
	Diversified Telecommunication Services - 3.55%
8,000	Nippon Telegraph & Telephone Corp. - ADR	180,960
30,000	Portugal Telecom, SGPS, S.A. - ADR	162,300
5,700	Verizon Communications, Inc.	217,911
		561,171
	Total Telecommunication Services (Cost $514,382)	561,171

	UTILITIES - 2.13%
	Electric Utilities - 0.74%
3,000	Exelon Corp.	117,630

	Multi-Utilities - 1.39%
4,000	DTE Energy Co.	220,120

	Total Utilities (Cost $312,315)	337,750

	TOTAL COMMON STOCKS (Cost $13,095,840)	15,634,316

	SHORT-TERM INVESTMENTS - 1.00%
	Money Market Fund - 1.00%
157,565	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.12% (b) (Cost $157,565)	157,565

	Total Investments (Cost ($13,253,405): 99.83%	15,791,881
	Other Assets in Excess of Liabilities: 0.17%	27,345
	NET ASSETS: 100.00%	$15,819,226

	ADR - American Depositary Receipt
	(a) U.S. traded security of a foreign issuer.
	(b) Rate shown is the 7-day yield as of March 31, 2012.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor's Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Al Frank Funds
Notes to Schedule of Investments
March 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Al Frank Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2012:

Al Frank Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services	$1,421,100	$-	$-	$1,421,100
Consumer Discretionary	12,079,810	-	-	12,079,810
Consumer Staples	4,929,700	-	-	4,929,700
Energy	12,063,670	-	-	12,063,670
Financials	10,917,500	-	-	10,917,500
Health Care	10,181,779	-	-	10,181,779
Industrials	11,176,964	-	-	11,176,964
Information Technology	17,198,764	-	-	17,198,764
Materials	5,675,400	-	-	5,675,400
Telecommunications Services	2,898,250	-	-	2,898,250
Utilities	1,100,600	-	-	1,100,600
Total Common Stocks	89,643,537	-	-	89,643,537
Short-Term Investments	5,728,124	-	-	5,728,124
Total Investments	$95,371,661	$-	$-	$95,371,661

Al Frank Dividend Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services	$189,480	$-	$-	$189,480
Consumer Discretionary	2,343,315	-	-	2,343,315
Consumer Staples	920,155	-	-	920,155
Energy	1,716,150	-	-	1,716,150
Financials	1,966,229	-	-	1,966,229
Health Care	1,441,058	-	-	1,441,058
Industrials	2,101,037	-	-	2,101,037
Information Technology	2,969,720	-	-	2,969,720
Materials	1,088,251	-	-	1,088,251
Telecommunications Services	561,171	-	-	561,171
Utilities	337,750	-	-	337,750
Total Common Stocks	15,634,316	-	-	15,634,316
Short-Term Investments	157,565	-	-	157,565
Total Investments	$15,791,881	$-	$-	$15,791,881

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at March 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ending March 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Al Frank Fund

Cost of investments	$72,680,429

Gross unrealized appreciation	$25,280,926
Gross unrealized depreciation	(2,589,694)
Net unrealized appreciation	$22,691,232

Al Frank Dividend Value Fund

Cost of investments	$13,316,629

Gross unrealized appreciation	$3,326,840
Gross unrealized depreciation	(851,588)
Net unrealized appreciation	$2,475,252

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 3 – Other Affiliates

The Al Frank Fund’s activity for investments in common stocks of affiliates is as follows:

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	-
Sales Cost	-
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$-
Net Realized Gain/(Loss)	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  5/16/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  5/16/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  5/16/2012

* Print the name and title of each signing officer under his or her signature.